Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Accounts Receivable, Net
Note 7. Trade Receivable, Net

	2019		2018
Trade receivables	Ps.	11,277	Ps.	11,726
The Coca-Cola Company (related party) (Note 15)		802		1,173
Loans to employees		56		77
FEMSA and subsidiaries (related parties) (Note 15)		2,039		783
Other related parties (Note 15)		614		575
Other		1,181		1,108
Allowance for expected credit losses		(493)		(595)

	Ps.	15,476	Ps.	14,847

7.1 Trade receivables
Trade receivable representing rights arising from sales and loans to employees or any other similar concept, are presented net of discounts and the allowance for expected credit losses.
Coca-Cola FEMSA has accounts receivable from The Coca-Cola Company primarily arising from the latter’s participation in advertising and promotional programs.
Because less than the
2.3%
of the trade receivables is unrecoverable, the Company does not have any customers classified as “high risk” which would be eligible to have special management conditions for the credit risk. As of December 31, 2019, the Company does not have a representative group of customers directly related to the expected loss.
The allowance for credit losses is calculated with an expected losses model that recognizes the impairment losses through all the contract life. For this particular event, because they generally are short-term accounts receivable, the company defined a model with a simplified expected loss focus through a parametric model. The parameters used in the model are:

•	Breach probability;

•	Losses severity;

•	Financing rate;

•	Special recovery rate; and

•	Breach exposure.
The carrying value of accounts receivable approximates its fair value as of December 31, 2019 and 2018.

Aging for trade receivables past due but not impaired	2019	2018
0 days	Ps. 12,630	Ps.12,578
1-30 days	1,448	1,045
31-60 days	672	193
61-90 days	153	310
91-120 days	90	17
121 + days	483	704

Total	Ps. 15,476	Ps.14,847

7.2 Changes in the allowance for expected credit losses

	2019		2018		2017
Balance at the beginning of the year	Ps.	595	Ps.	468	Ps.	451
Effect of adoption of IFRS 9		—		87		—
Allowance for the year		314		153		40
Charges and write-offs of uncollectible accounts		(397)		23		(62)
Added in business combinations		4		1		86
Effects of changes in foreign exchange rates		(23)		(55)		(45)
Effect of Venezuela (See Note 3.3)		—		—		(2)
Effect of Philippines (Note 5)		—		(82)		—

Balance at the end of the year	Ps.	493	Ps.	595	Ps.	468

In determining the recoverability of trade receivables, the Company considers any change in the credit quality of the trade receivable from the date credit was initially granted up to the end of the reporting period.
7.3 Payments from The Coca-Cola Company:
The Coca-Cola Company participates in certain advertising and promotional programs as well as in the Company’s refrigeration equipment and returnable bottles investment program. Contributions received by the Company for advertising and promotional incentives are recognized as a reduction in selling expenses and contributions received for the refrigeration equipment and returnable bottles investment program are recorded as a reduction in the carrying amount of refrigeration equipment and returnable bottles items. For the years ended December 31, 2019 2018 and 2017 contributions due were Ps. 2,274, Ps.
3,542, and Ps. 4,023, respectively.